Property, Plant and Equipment - Additional Information (Details) - USD ($)	1 Months Ended			12 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Jan. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2019
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation expense				$ 776,000,000	$ 690,000,000	$ 617,000,000
Provision for depreciation, percentage of aggregate average depreciable asset				2.82%	2.73%	2.68%
Capital expenditures acquired on account but unpaid as of year end				$ 350,000,000	$ 347,000,000	$ 399,000,000
Investment tax credit	$ 15,000,000	$ 15,000,000	$ 16,000,000				$ 161,000,000
Investment tax credit, period							10 years
Investment tax credit, loss				1,000,000	2,000,000	$ 1,000,000
Other current assets
Public Utility, Property, Plant and Equipment [Line Items]
Investment tax credit				15,000,000	0
Other long-term assets
Public Utility, Property, Plant and Equipment [Line Items]
Investment tax credit				$ 64,000,000	$ 90,000,000